Document and Entity Information (USD $)	3 Months Ended
Sep. 30, 2011
Document and Entity Information
Entity Registrant Name	WorldNet Inc of Nevada
Document Type	10-Q
Document Period End Date	Sep 30, 2011
Amendment Flag	false
Entity Central Index Key	0001118233
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	Yes
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q3
Entity Common Stock, Shares Outstanding	18,500,000
Entity Public Float	$ 2,116,150

WorldNet Inc. of Nevada (A Development Stage Company) Condensed Balance Sheet (Unaudited) (USD $)	Sep. 30, 2011	Dec. 31, 2010
CURRENT ASSETS
Cash	$ 1,048	$ 576
Prepaid expense	0	2,500
Total Current Assets	1,048	3,076
TOTAL ASSETS	1,048	3,076
CURRENT LIABILITIES
Accounts Payable	93,300	86,475
Total Current Liabilities	93,300	86,475
TOTAL LIABILITIES	93,300	86,475
STOCKHOLDERS' EQUITY
Common Stock, $.001 par value; 25,000,000 shares authorized; 18,500,000 shares issued and outstanding	18,500	18,500
Additional Paid-in Capital	47,500	47,500
Deficit Accumulated During the Development Stage	(158,252)	(149,399)
Total Stockholders' Equity	(92,252)	(83,399)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 1,048	$ 3,076

WorldNet Inc. of Nevada (A Development Stage Company) Balance Sheet (Parentheticals) (USD $)	Sep. 30, 2011	Dec. 31, 2010
Common Stock Par Value	$ 0.001	$ 0.001
CommonStock Shares Authorized	20,000,000	20,000,000
Common Stock Shares Issued	18,500,000	18,500,000
Common Stock Shares Outstanding	18,500,000	18,500,000

WorldNet Inc. of Nevada (A Development Stage Company) Statements of Operations (Unaudited) (USD $)	3 Months Ended		9 Months Ended		311 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011
REVENUES	$ 0	$ 0	$ 0	$ 0	$ 0
EXPENSES
General & Administrative	1,669	776	8,853	5,047	158,252
TOTAL EXPENSES	1,669	776	8,853	5,047	158,252
Net Operating Loss	(1,669)	(776)	(8,853)	(5,047)	(158,252)
LOSS BEFORE INCOME TAXES	(1,669)	(776)	(8,853)	(5,047)	(158,252)
Income Taxes	0	0	0	0	0
Net Loss	$ (1,669)	$ (776)	$ (8,853)	$ (5,047)	$ (158,252)
NET LOSS PER SHARE	$ 0	$ 0	$ 0	$ 0
WEIGHTED AVERAGE SHARES OUTSTANDING	18,500,000	18,500,000	18,500,000	18,500,000

WorldNet Inc. of Nevada (A Development Stage Company) Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended		311 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011
Cash Flows from Operating Activities
Net Loss	$ (8,853)	$ (5,047)	$ (158,252)
Adjustments to reconcile net loss to cash provided (used) by operating activities:
Shares issued for services	0	0	49,000
Depreciation & amortization	0	0	17,000
Increase (decrease) in prepaid expenses	2,500	0	0
Increase (decrease) in accounts payable and accrued expenses	6,825	7,900	93,300
Net Cash Provided (Used) by Operating Activities	472	2,853	1,048
Cash Flows from Investing Activities	0	0	0
Cash Flows from Financing Activities	0	0	0
Increase (Decrease) in Cash	472	2,853	1,048
Cash and Cash Equivalents at Beginning of Period	576	601	0
Cash and Cash Equivalents at End of Period	1,048	3,454	1,048
Supplemental Cash Flow Information:
Cash Paid for Interest	0	0	0
Income Taxes	0	0	0
Non-cash Investing and Financing Activities:
Stock issued for marketing rights	0	0	17,000
Stock issued for services	$ 0	$ 0	$ 49,000

Organization, Consolidation and Presentation of Financial Statements	3 Months Ended
Sep. 30, 2011
Organization, Consolidation and Presentation of Financial Statements
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

NOTE 1 -

BASIS OF FINANCIAL STATEMENT PRESENTATION

The accompanying unaudited condensed financial statements have been prepared by the Company pursuant to the rules and regulations of the Securities and Exchange Commission.  Certain information and footnote disclosures normally included in financial statements prepared in accordance with generally accepted accounting principles have been condensed or omitted in accordance with such rules and regulations.  The information furnished in the interim condensed financial statements includes normal recurring adjustments and reflects all adjustments, which, in the opinion of management, are necessary for a fair presentation of such financial statements.  Although management believes the disclosures and information presented are adequate to make the information not misleading, it is suggested that these interim condensed financial statements be read in conjunction with the Company’s audited financial statements and notes thereto included in its December 31, 2010 Annual Report on Form 10-K.  Operating results for the nine months ended September 30, 2011 are not necessarily indicative of the results to be expected for year ending December 31, 2011.